Organization and Principal Activities - Consolidated operating results and cash flows of Group VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable interest entity
Total revenues	$ 783,590	¥ 5,387,577	¥ 3,740,455	¥ 2,593,822
Net (loss)/income	22,623	155,546	133,409	(44,573)
Net cash used in operating activities	(94,750)	(651,462)	(177,511)	(250,668)
Net cash used in investing activities	21,250	146,102	(311,581)	(11,666)
Net cash provided by financing activities	144,853	995,948	922,057	44,269
Net (decrease)/ increase in Cash, restricted cash	71,353	490,588	432,965	(218,065)
Cash at the beginning of the year	91,984	632,439	211,347	440,414
Cash at the end of the year	$ 163,829	1,126,407	632,439	211,347
VIEs
Variable interest entity
Total revenues		4,996,168	3,504,055	2,378,837
Net (loss)/income		103,438	169,851	(10,160)
Net cash used in operating activities		(714,718)	(19,779)	(98,799)
Net cash used in investing activities		(38,342)	(11,996)	(5,845)
Net cash provided by financing activities		1,183,163	101,599	55,000
Net (decrease)/ increase in Cash, restricted cash		430,103	69,824	(49,644)
Cash at the beginning of the year		116,222	46,398	96,042
Cash at the end of the year		¥ 546,325	¥ 116,222	¥ 46,398